Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses - Schedule of Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Abstract]
Accrued payroll	$ 103	$ 76
Accrued housing allowance	194	200
Accrued other social benefits	298	486
Defined benefit obligation	26	23
Contract liability	225	10
Accrued audit fee	234	179
Others	455	323
Accrued expenses and other current liabilities	1,535	1,297
Less: Long term accrued expenses	26	23
Current portion	$ 1,509	$ 1,274